S-4 Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Income Tax Contingency [Line Items]
Valuation allowance	$ 12,569,933	$ 6,918,939
TLG Acquisition One Corp
Income Tax Contingency [Line Items]
Valuation allowance	708,381	1,572,412
Unrecognized tax benefits	0	0	$ 0
Unrecognized tax benefits accrued for the payment of interest and penalties	0	0	$ 0
Income tax expense	$ 1,100,000	$ 0